Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Subsequent Events
Subsequent Events

14. Subsequent Events

License Agreement with Beijing SL

On July 23, 2019, the Company entered into a License and Collaboration Agreement (the “Beijing SL Agreement”) with Beijing SL Pharmaceutical Co., Ltd. (“Beijing SL”), pursuant to which the Company granted Beijing SL an exclusive royalty-bearing license to research, develop, manufacture and commercialize pharmaceutical products comprising, as an active ingredient, gemcabene in mainland China, Hong Kong, Macau and Taiwan (each, a “region,” and collectively, the “Territory”).

Under the terms of the Beijing SL Agreement, Beijing SL will be responsible, at its expense, for developing and commercializing products containing gemcabene (each, a “Licensed Product”) in the Territory, with certain assistance from the Company. To the extent mutually agreed to in writing, the Company and Beijing SL will collaborate on the Phase 3 clinical trial for homozygous familial hypercholesterolemia or other clinical trials with the Company as the sponsor designed to enroll patients both inside and outside the Territory (a “Global Study”), but Beijing SL will be responsible, at its expense, for the conduct of any Global Study to the extent solely in the Territory, subject to the Company’s final decision making authority, and the Company will be responsible, at its expense, for the conduct of any Global Study to the extent solely outside of the Territory. Under a territory development plan, the parties shall develop Licensed Products with respect to the Territory. Beijing SL will be responsible for development activities, including non-clinical and clinical studies directed at obtaining regulatory approval of the Licensed Product in the Territory. Beijing SL has agreed to use commercially reasonable efforts to commercialize the Licensed Products for each indication that receives regulatory approval in the Territory and shall prepare and present a commercialization plan that shall be subject to approval by the joint steering committee.

Pursuant to the Beijing SL Agreement, Beijing SL will make an upfront gross payment of $2.5 million to the Company within 45 days of the effective date of the Beijing SL Agreement. Additionally, with respect to each Licensed Product, the Company will be eligible to receive (i) payments for specified developmental and regulatory milestones (including submission of a new drug application to China’s National Medical Product Administration, dosing of the first patient in a phase 3 clinical trial in mainland China and regulatory approval for the first and each additional indication of a Licensed Product in the Territory) totaling up to $6 million in the aggregate and (ii) payments for specified global net sales milestones of up to $20 million in the aggregate multiplied by the ratio of the net sales of a Licensed Product sold by Beijing SL in the Territory divided by the global net sales of a Licensed Product, which net sales milestone payments are payable once, upon the first achievement of such milestone.

Beijing SL will also be obligated to pay the Company tiered royalties ranging from the mid-teens to twenty percent on the net sales of all Licensed Products in the Territory until the latest of (a) the date on which any applicable regulatory exclusivity with respect to such Licensed Product expires in such region, (b) the expiration or abandonment of the last valid patent claim or joint patent claim covering such Licensed Product in each region and (c) the fifth anniversary of the first commercial sale of such Licensed Product in such region (the “Royalty Term”). Future milestone payments under the Beijing SL Agreement, if any, are not expected to begin for at least one year and will extend over a number of subsequent years. The Company cannot determine the date on which Beijing SL’s potential royalty payment obligations to the Company would expire because Beijing SL has not yet developed any Licensed Products under the Beijing SL Agreement and therefore the Company cannot at this time identify the date of the first commercial sale or the periods of any regulatory exclusivity or patent claims with respect to any Licensed Product.

On a Licensed Product-by-Licensed Product and region-by-region basis upon the expiration of the Royalty Term, the license granted to Beijing SL shall be deemed perpetual, fully paid-up and royalty free with respect to such Licensed Product in such region. Either party may terminate the Agreement (x) with written notice for the other party’s material breach following a cure period or (y) if the other party becomes subject to certain insolvency proceedings. In addition, the Company may terminate the agreement in its entirety if Beijing SL or its affiliates or sublicensees commence a proceeding challenging the validity, enforceability or scope of any of the Company’s patents.

To the extent rights granted to Beijing SL under the Beijing SL Agreement are controlled by the Company pursuant to the Pfizer Agreement between Gemphire and Pfizer, such rights are subject to the terms and conditions of such agreement with Pfizer, and Beijing SL has agreed to comply with such terms and conditions.

The Beijing SL Agreement contemplates that Beijing SL and the Company shall, no later than 60 days following the effective date of the Beijing SL Agreement, negotiate in good faith and execute a clinical supply agreement and, no later than twelve months prior to the anticipated date of the first commercial sale of a Licensed Product, if any, negotiate in good faith and execute a commercial supply agreement, pursuant to which Beijing SL shall purchase from the Company, and the Company shall use commercially reasonable efforts to supply, gemcabene or Licensed Product for clinical or commercial purposes, as applicable, until manufacturing and regulatory transfers are complete.

Each of the Company and Beijing SL has agreed to indemnify the other party against certain losses and expenses relating to the development or commercialization of a Licensed Product by the indemnifying party, the negligence or willful misconduct of the indemnifying party or its directors, officers, employees or agents or a breach of the indemnifying party’s representations, warranties or covenants.

Merger Agreement with NeuroBo

On July 24, 2019, the Company entered into the Merger Agreement with NeuroBo pursuant to which, the Company’s wholly owned subsidiary, Merger Sub, will merge with and into NeuroBo, with NeuroBo surviving as a wholly owned subsidiary of the Company, in an all-stock transaction. Subject to the terms and conditions of the Merger Agreement, at the effective time of the Merger (the “Effective Time”), (a) each share of NeuroBo common stock outstanding immediately prior to the Effective Time (excluding shares held as treasury stock, held by NeuroBo and dissenting shares) will be converted into the right to receive shares of Gemphire common stock equal to the Exchange Ratio described below; and (b) each outstanding NeuroBo stock option that has not previously been exercised prior to the Effective Time will be assumed by the Company.

Under the exchange ratio formula in the Merger Agreement (the “Exchange Ratio”), upon the closing of the Merger, on a pro forma basis and based upon the number of shares of common stock expected to be issued in the Merger, former Company security holders immediately prior to the Merger are expected to own approximately 4.06% of the combined company and former NeuroBo security holders immediately prior to the Merger are expected to own approximately 95.94% of the combined company, on a fully-diluted basis and assuming that the Company has the minimum net cash amount of negative $3 million at closing and that NeuroBo raises the minimum required amount of $24,240,000 in its Series B Preferred Stock financing described below. The ownership percentages are subject to adjustment to the extent that the Company’s net cash at the Effective Time is negative or to reflect aggregate gross proceeds received by NeuroBo in its financing before the closing of the Merger above the minimum required amount and up to and including $50 million.

Consummation of the Merger is subject to certain closing conditions, including, among other things, approval by the Company’s stockholders and NeuroBo’s stockholders, the continued listing of the common stock on the Nasdaq Capital Market, the conversion of all NeuroBo preferred stock and NeuroBo convertible notes into NeuroBo common stock and satisfaction by the Company of a minimum parent cash amount of negative $3 million at closing.

Prior to signing the Merger Agreement, NeuroBo entered into subscription agreements with investors for a Series B Preferred Stock financing for approximate gross proceeds of $24,240,000, the minimum required amount under the Merger Agreement, and may enter into additional subscription agreements and receive additional proceeds between signing and closing of the Merger.

The Merger Agreement contains certain termination rights for both the Company and NeuroBo, and further provides that, upon termination of the Merger Agreement under specified circumstances, either party may be required to pay the other party a termination fee of $1,000,000, or in some circumstances reimburse the other party’s expenses up to a maximum of $500,000.

Following the closing of the Merger, NeuroBo’s Chief Executive Officer, John L. Brooks III, will serve as Chief Executive Officer of the Company and the board of directors of the Company will be six directors, consisting of five directors designated by NeuroBo and Steven Gullans, the Company’s current President and Chief Executive Officer.

Contingent Value Rights Agreement

At the Effective Time, the Company will enter into a Contingent Value Rights Agreement (the “CVR Agreement”). Pursuant to the Merger Agreement and the CVR Agreement, for each share of the Company’s common stock held, stockholders of record as of immediately prior to the Effective Time will receive one contingent value right (“CVR”) entitling such holders to receive in the aggregate, 80% of the Gross Consideration (as defined in the CVR Agreement which contemplates the post-Merger combined company’s prior retention of an aggregate of $500,000) less other Permitted Deductions (each as defined in the CVR Agreement) received during the 15-year period after the closing of the Merger (the “CVR Term”) from the grant, sale or transfer of rights to the Company’s product candidate gemcabene (other than a grant, sale or transfer of rights involving a sale or disposition of the post-Merger combined company) that is entered into during the 10-year period after the closing of the Merger or pursuant to the Beijing SL Agreement, but not including the $2.5 million upfront gross payment pursuant to the Beijing SL Agreement. Under the CVR Agreement, the combined company agreed to commit $1 million to support the further development of gemcabene through the quarter ending March 31, 2020, to be funded following execution of the Beijing SL Agreement and the receipt by the Company of the $2.5 million upfront gross payment payable under the Beijing SL Agreement. The CVRs are not transferable, except in certain limited circumstances, will not be certificated or evidenced by any instrument, will not accrue interest and will not be registered with the SEC or listed for trading on any exchange. The CVR Agreement will be effective prior to the closing of the Merger and will continue in effect until the later of the end of the CVR Term and the payment of all amounts payable thereunder, unless and until earlier terminated upon termination of the Merger Agreement.

Change in Control Payments and Severance Awards

On July 24, 2019, the Company entered into amendments to the employment agreements (the “Amendments”) of Dr. Steven Gullans, Chief Executive Officer and President, Dr. Charles Bisgaier, Chief Scientific Officer and Chairman of the board of directors, and Seth Reno, Chief Commercial Officer (the “Executives”) to reduce the cash severance obligation owed to each Executive in connection with the termination of their employment upon the closing of the Merger. Pursuant to the Amendments, if the Merger is completed, each of Dr. Gullans, Dr. Bisgaier and Mr. Reno will receive a lump sum cash payment within thirty days after the effective date of the Merger in an amount equal to $75,000,  $330,000 and $297,536, respectively, subject to a reduction for withholding tax, in lieu of the cash compensation such Executives would otherwise be entitled to receive in connection with a termination following a change in control pursuant to such Executives’ employment agreements.

In connection with the Executives agreeing to the Amendments, on July 24, 2019, the Company issued each of Dr. Gullans, Dr. Bisgaier and Mr. Reno a restricted stock award representing 300,000,  100,000 and 100,000 shares, respectively, of common stock. The restricted stock awards were made pursuant to Restricted Stock Grant Notices and Restricted Stock Agreements (the “Award Agreements”). Such Award Agreements provide that such shares shall fully vest immediately prior to the Effective Time, provided that the Executive has executed and delivered to the Company a release and waiver of claims and such release is not subsequently revoked. The Company shall automatically reacquire for no consideration all unvested shares upon the earliest to occur of (i) the Executive’s termination of continuous service (unless such termination results from the completion of the Merger prior to March 31, 2020) or (ii) March 31, 2020 if the Merger has not been completed. The Award Agreements provide that the holders shall have all rights and privileges of a holder of common stock, including for purposes of voting and receiving dividends.

Grants were also made to the Company’s non-employee directors (45,000 shares of restricted stock in the aggregate) and employees (62,000 shares of restricted stock in the aggregate) pursuant to Award Agreements on July 24, 2019. The non-employee director Award Agreements do not require the execution and delivery of a release and waiver of claims.

On July 23, 2019, the Company’s non-employee directors agreed to waive payment of the cash retainer for the remainder of 2019 otherwise payable to such directors pursuant to the Company’s non-employee director compensation policy.

Nasdaq Compliance

On August 8, 2019, the Company received a notice from the Nasdaq Stock Market (“Nasdaq”) stating that, for the last 30 consecutive business days, the closing bid price for the Company’s common stock was below the $1.00 per share minimum bid price requirement for continued listing on The Nasdaq Capital Market under Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Rule”). In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company has 180 calendar days, or until February 4, 2020, to regain compliance with the Minimum Bid Price Rule. To regain compliance with the Minimum Bid Price Rule, the closing bid price of the Company’s common stock must be at least $1.00 per share for a minimum of 10 consecutive business days at any time during this 180-day period. If the Company regains compliance with the Minimum Bid Price Rule, Nasdaq will provide the Company with written confirmation and will close the matter.

If the Company does not regain compliance with the rule by February 4, 2020, the Company may be eligible for an additional 180 calendar day compliance period. To qualify, the Company would need to meet the continued listing requirement for market value of publicly held shares and all other applicable standards for initial listing on The Nasdaq Capital Market, with the exception of the bid price requirement, and would need to provide written notice of its intention to cure the deficiency during the second compliance period by effecting a reverse stock split, if necessary. However, if it appears to Nasdaq that the Company will not be able to cure the deficiency, or if the Company is not eligible for a second compliance period, Nasdaq will notify the Company that its common stock will be subject to delisting. In the event of such a notification, the Company may appeal the determination, but there can be no assurance Nasdaq would grant the Company’s request for continued listing.

The notice has no immediate impact on the listing of the Company’s common stock, which will continue to trade on The Nasdaq Capital Market under the symbol “GEMP”. The Company believes that the completion of its proposed Merger with NeuroBo, including the reverse stock split of the Company’s common stock contemplated by the Merger Agreement, will address the Nasdaq compliance matter described above. The Company will continue to monitor the bid price of its common stock and consider various other options available to it if its common stock does not trade at a level that is likely to regain compliance. See Part II “Other Information,” Item 1A “Risk Factors” of this Quarterly Report on Form 10-Q.

16. Subsequent Events

Term Loan

Effective January 28, 2019, the Company prepaid in full all outstanding indebtedness under the Term Loan. As of the date of repayment, the Company had approximately $8.9 million in principal and interest outstanding as well as a final payment fee due of $1.0 million. Upon repayment, approximately $0.8 million of unamortized note discounts were recognized as interest expense. See Note 4 – Debt for further information relating to the Term Loan.

A&R 2015 Plan

Effective January 1, 2019, 501,001 shares were added to the A&R 2015 Plan under the share reserve provision. See Note 9 – Share-Based Compensation.